Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities
9.	Accounts payable and accrued liabilities

($000s)	December 31, 2024	December 31, 2023
Trade payables	8,525	27,302
Non-trade payables and accrued expenses	2,756	5,432
	11,281	32,734